UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6325

Dreyfus MidCap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
July 31, 2013 (Unaudited)

Common Stocks--97.9%	Shares		Value ($)
Automobiles & Components--.4%
Gentex	314,392		7,098,971
Thor Industries	95,300		5,150,965
			12,249,936
Banks--5.2%
Associated Banc-Corp	370,255		6,272,120
Astoria Financial	186,204		2,271,689
BancorpSouth	185,181		3,638,807
Bank of Hawaii	99,371		5,529,002
Cathay General Bancorp	159,505		3,789,839
City National	102,968		7,159,365
Commerce Bancshares	170,344		7,772,797
Cullen/Frost Bankers	131,795		9,494,512
East West Bancorp	299,287		9,227,018
First Horizon National	502,788		6,199,376
First Niagara Financial Group	780,064		8,338,884
FirstMerit	362,511		8,127,497
Fulton Financial	434,096		5,465,269
Hancock Holding	187,639		6,147,054
International Bancshares	116,987		2,832,255
New York Community Bancorp	968,638		14,694,238
Prosperity Bancshares	102,748		6,064,187
Signature Bank	101,761	a	9,316,220
SVB Financial Group	98,302	a	8,573,900
Synovus Financial	1,871,578		6,232,355
TCF Financial	352,003		5,364,526
Trustmark	141,435		3,814,502
Valley National Bancorp	437,837		4,531,613
Washington Federal	237,539		5,166,473
Webster Financial	197,491		5,379,655
Westamerica Bancorporation	60,898		2,922,495
			164,325,648
Capital Goods--11.2%
Acuity Brands	93,730		8,107,645
AECOM Technology	230,954	a	7,829,341
AGCO	212,930		11,977,313
Alliant Techsystems	71,072		6,616,803
AMETEK	534,681		24,745,037
B/E Aerospace	229,549	a	16,001,861
Carlisle	138,371		9,373,251
CLARCOR	110,285		6,063,469
Crane	107,268		6,532,621
Donaldson	297,325		10,778,031
Esterline Technologies	67,429	a	5,491,418
Exelis	414,102		6,120,428
Fortune Brands Home & Security	360,158		14,878,127
GATX	103,938		4,695,919
General Cable	109,303		3,445,231
Graco	133,850		9,340,053
Granite Construction	75,830		2,293,857

Harsco	177,775		4,579,484
Hubbell, Cl. B	117,923		12,659,034
Huntington Ingalls Industries	109,741		6,823,695
IDEX	180,609		10,773,327
ITT	197,687		6,175,742
KBR	323,511		10,119,424
Kennametal	174,290		7,553,729
Lennox International	101,108		7,261,577
Lincoln Electric Holdings	184,579		10,897,544
MSC Industrial Direct, Cl. A	102,617		8,306,846
Nordson	124,859		9,009,825
Oshkosh	192,982	a	8,649,453
Regal-Beloit	97,767		6,323,570
SPX	103,373		7,898,731
Terex	241,773	a	7,127,468
Timken	175,924		10,277,480
Trinity Industries	175,917		6,925,852
Triumph Group	113,047		8,869,668
United Rentals	206,512	a	11,837,268
URS	166,697		7,751,410
Valmont Industries	50,997		7,121,221
Wabtec	210,402		12,215,940
Watsco	64,222		5,995,124
Woodward	131,700		5,389,164
			354,832,981
Commercial & Professional Services--2.7%
Clean Harbors	116,234	a	6,560,247
Copart	235,368	a	7,651,814
Corporate Executive Board	74,112		4,997,372
Deluxe	112,506		4,613,871
FTI Consulting	90,536	a	3,373,371
Herman Miller	125,865		3,538,065
HNI	100,921		3,846,099
Manpowergroup	169,465		11,332,125
Mine Safety Appliances	69,196		3,676,383
R.R. Donnelley & Sons	396,224		7,524,294
Rollins	146,051		3,724,300
The Brink's Company	106,216		2,839,154
Towers Watson & Co., Cl. A	124,611		10,495,984
Waste Connections	270,378		11,696,552
			85,869,631
Consumer Durables & Apparel--3.8%
Carter's	111,420		7,946,474
Deckers Outdoor	78,108	a	4,282,662
Hanesbrands	215,777		13,693,208
Jarden	222,095	a	10,098,660
KB Home	178,658		3,171,179
M.D.C. Holdings	84,900		2,686,236
Mohawk Industries	133,311	a	15,862,676
NVR	10,297	a	9,530,903
Polaris Industries	140,561		15,762,511
Tempur Sealy International	129,632	a	5,139,909
Toll Brothers	330,409	a	10,860,544
Tupperware Brands	116,192		9,792,662
Under Armour, Cl. A	170,679	a	11,457,681
			120,285,305

Consumer Services--2.6%
Apollo Group, Cl. A	219,684	a	4,002,642
Bally Technologies	84,876	a	6,083,912
Bob Evans Farms	63,784		3,241,503
Brinker International	156,028		6,264,524
Cheesecake Factory	108,744		4,615,095
DeVry	125,378		3,771,370
Domino's Pizza	124,391		7,784,389
International Speedway, Cl. A	55,616		1,882,602
Life Time Fitness	87,184	a	4,646,035
Matthews International, Cl. A	60,784		2,351,125
Panera Bread, Cl. A	62,159	a	10,383,661
Regis	128,606		2,233,886
Scientific Games, Cl. A	116,371	a	1,586,137
Service Corporation International	464,861		8,818,413
Sotheby's	148,645		6,689,025
Strayer Education	26,046		1,152,796
Wendy's	641,506		4,561,108
WMS Industries	123,426	a	3,178,219
			83,246,442
Diversified Financials--3.1%
Affiliated Managers Group	115,275	a	20,789,846
Apollo Investment	487,527		3,963,594
CBOE Holdings	190,896		9,563,890
Eaton Vance	264,580		10,707,553
Federated Investors, Cl. B	205,567		5,967,610
Greenhill & Co.	58,247		2,932,154
Janus Capital Group	415,892		3,896,908
MSCI	264,611	a	9,274,616
Raymond James Financial	246,904		10,881,059
SEI Investments	294,884		9,321,283
Waddell & Reed Financial, Cl. A	189,829		9,692,669
			96,991,182
Energy--5.2%
Alpha Natural Resources	479,438	a	2,608,143
Arch Coal	471,239		1,837,832
Atwood Oceanics	124,229	a	6,999,062
Bill Barrett	107,291	a	2,405,464
CARBO Ceramics	43,623		3,832,717
Cimarex Energy	189,776		14,504,580
Dresser-Rand Group	167,117	a	10,172,412
Dril-Quip	79,259	a	7,205,436
Energen	159,341		9,542,932
Helix Energy Solutions Group	213,226	a	5,409,544
HollyFrontier	445,937		20,312,430
Oceaneering International	236,596		19,185,570
Oil States International	120,894	a	11,754,524
Patterson-UTI Energy	322,017		6,366,276
Rosetta Resources	130,986	a	5,974,271
SM Energy	144,003		9,897,326
Superior Energy Services	349,618	a	8,957,213
Tidewater	108,535		6,402,480
Unit	94,223	a	4,247,573
World Fuel Services	159,517		6,179,689
			163,795,474
Food & Staples Retailing--.5%

Harris Teeter Supermarkets	106,585		5,241,850
SUPERVALU	462,528	a	3,704,849
United Natural Foods	107,806	a	6,317,432
			15,264,131
Food, Beverage & Tobacco--2.6%
Dean Foods	407,141	a	4,437,837
Flowers Foods	382,512		8,782,475
Green Mountain Coffee Roasters	272,320	a	21,017,658
Hillshire Brands	268,315		9,447,371
Ingredion	168,267		11,307,542
Lancaster Colony	42,622		3,538,905
Post Holdings	71,116	a	3,299,071
Smithfield Foods	276,363	a	9,175,252
Tootsie Roll Industries	46,202		1,564,400
Universal	51,112		3,133,166
WhiteWave Foods, Cl. A	379,386		7,090,724
			82,794,401
Health Care Equipment & Services--6.0%
Allscripts Healthcare Solutions	388,130	a	6,136,335
Community Health Systems	206,530		9,512,772
Cooper	106,651		13,582,005
Health Management Associates, Cl.
A	568,355	a	7,661,425
Health Net	174,876	a	5,363,447
Henry Schein	192,651	a	20,002,953
Hill-Rom Holdings	135,021		5,005,228
HMS Holdings	191,194	a	4,624,983
Hologic	584,126	a	13,259,660
IDEXX Laboratories	120,357	a	11,793,782
LifePoint Hospitals	103,646	a	5,095,237
Masimo	113,329		2,639,432
MEDNAX	109,877	a	10,704,217
Omnicare	230,245		12,154,634
Owens & Minor	138,800		4,991,248
ResMed	314,367		14,979,588
STERIS	128,277		5,775,031
Teleflex	89,458		7,105,649
Thoratec	128,026	a	4,197,973
Universal Health Services, Cl. B	194,788		13,625,421
VCA Antech	194,693	a	5,599,371
WellCare Health Plans	95,442	a	5,824,825
			189,635,216
Household & Personal Products--1.0%
Church & Dwight	303,512		19,333,714
Energizer Holdings	136,759		13,922,066
			33,255,780
Insurance--4.7%
Alleghany	37,349	a	15,084,514
American Financial Group	167,184		8,641,741
Arthur J. Gallagher & Co.	277,846		12,330,805
Aspen Insurance Holdings	149,745		5,613,940
Brown & Brown	259,829		8,571,759
Everest Re Group	109,754		14,655,452
Fidelity National Financial, Cl. A	471,356		11,538,795
First American Financial	235,432		5,351,369
HCC Insurance Holdings	221,120		9,846,474

Kemper	118,847		4,153,703
Mercury General	79,746		3,524,773
Old Republic International	525,644		7,595,556
Primerica	102,667		4,213,454
Protective Life	174,311		7,552,896
Reinsurance Group of America	159,249		10,843,264
StanCorp Financial Group	96,677		5,132,582
The Hanover Insurance Group	98,736		5,314,959
W.R. Berkley	245,234		10,390,565
			150,356,601
Materials--6.7%
Albemarle	192,972		11,966,194
AptarGroup	147,149		8,592,030
Ashland	161,223		14,000,605
Cabot	129,635		5,317,628
Carpenter Technology	97,830		5,114,552
Commercial Metals	251,135		3,890,081
Compass Minerals International	73,278		5,539,817
Cytec Industries	92,161		7,179,342
Domtar	73,960		5,140,960
Eagle Materials	102,773		6,935,122
Greif, Cl. A	66,311		3,668,324
Intrepid Potash	116,428		1,487,950
Louisiana-Pacific	301,572	a	4,903,561
Martin Marietta Materials	100,233		9,983,207
Minerals Technologies	79,765		3,669,190
NewMarket	23,734		6,468,939
Olin	176,615		4,309,406
Packaging Corporation of America	216,870		11,665,437
Reliance Steel & Aluminum	167,208		11,738,002
Rock-Tenn, Cl. A	157,741		18,037,683
Royal Gold	142,857		7,384,278
RPM International	291,456		10,270,909
Scotts Miracle-Gro, Cl. A	83,950		4,218,487
Sensient Technologies	108,953		4,795,021
Silgan Holdings	98,691		4,760,854
Sonoco Products	222,508		8,564,333
Steel Dynamics	479,784		7,465,439
Valspar	179,549		12,230,878
Worthington Industries	115,072		4,116,125
			213,414,354
Media--1.3%
AMC Networks, Cl. A	126,380	a	8,626,699
Cinemark Holdings	226,338		6,590,963
DreamWorks Animation SKG, Cl. A	159,280	a	3,943,773
John Wiley & Sons, Cl. A	102,089		4,607,277
Lamar Advertising, Cl. A	120,011	a	5,200,077
Meredith	78,499		3,730,272
New York Times, Cl. A	268,187	a	3,266,518
Scholastic	58,565		1,786,232
Valassis Communications	86,616		2,479,816
			40,231,627
Pharmaceuticals, Biotech & Life Sciences--3.5%
Bio-Rad Laboratories, Cl. A	44,521	a	5,431,117
Charles River Laboratories
International	107,672	a	4,903,383

Covance	121,023	a	9,984,397
Endo Health Solutions	246,503	a	9,480,505
Mallinckrodt	128,703	a	5,906,181
Mettler-Toledo International	66,663	a	14,705,858
Salix Pharmaceuticals	114,018	a	8,425,930
Techne	75,419		5,561,397
United Therapeutics	101,517	a	7,597,532
Vertex Pharmaceuticals	485,415	a	38,736,117
			110,732,417
Real Estate--9.5%
Alexander & Baldwin	91,911		4,070,738
Alexandria Real Estate Equities	154,482	b	10,582,017
American Campus Communities	229,796	b	8,826,464
BioMed Realty Trust	404,524	b	8,357,466
BRE Properties	169,697	b	9,004,123
Camden Property Trust	184,487	b	13,013,713
Corporate Office Properties Trust	187,448	b	4,776,175
Corrections Corporation of America	248,280	b	8,205,654
Duke Realty	704,347	b	11,600,595
Equity One	136,939	b	3,168,768
Essex Property Trust	82,981	b	13,384,005
Extra Space Storage	224,599	b	9,444,388
Federal Realty Investment Trust	143,060	b	15,068,510
Highwoods Properties	176,467	b	6,402,223
Home Properties	123,022	b	7,850,034
Hospitality Properties Trust	302,285	b	8,612,100
Jones Lang LaSalle	97,342		8,861,042
Kilroy Realty	163,563	b	8,560,887
Liberty Property Trust	263,613	b	10,072,653
Mack-Cali Realty	181,749	b	4,372,881
National Retail Properties	259,447	b	9,078,050
Omega Healthcare Investors	254,378	b	8,096,852
Potlatch	89,608	b	3,945,440
Rayonier	273,565	b	15,987,139
Realty Income	430,337	b	18,680,929
Regency Centers	198,603	b	10,472,336
Senior Housing Properties Trust	410,326	b	10,319,699
SL Green Realty	200,861	b	18,208,050
Taubman Centers	138,857	b	10,167,110
UDR	551,927	b	13,820,252
Weingarten Realty Investors	243,046	b	7,612,201
			300,622,494
Retailing--5.2%
Aaron's	153,576		4,401,488
Advance Auto Parts	161,851		13,351,089
Aeropostale	173,179	a	2,620,198
American Eagle Outfitters	385,207		7,565,465
ANN	106,629	a	3,613,657
Ascena Retail Group	276,298	a	5,274,529
Barnes & Noble	83,204	a	1,485,191
Big Lots	127,430	a	4,604,046
Cabela's	100,851	a	6,922,413
Chico's FAS	361,646		6,194,996
CST Brands	134,865	a	4,397,948
Dick's Sporting Goods	219,538		11,286,449
Foot Locker	330,717		11,948,805

Guess?	133,565		4,498,469
HSN	81,197		4,876,692
LKQ	653,665	a	17,041,047
Office Depot	630,224	a	2,728,870
Rent-A-Center	128,267		5,129,397
Saks	222,842	a	3,569,929
Signet Jewelers	178,660		13,061,833
Tractor Supply	152,373		18,456,941
Williams-Sonoma	191,271		11,258,211
			164,287,663
Semiconductors & Semiconductor Equipment--2.1%
Atmel	941,773	a	7,440,007
Cree	256,426	a	17,924,177
Cypress Semiconductor	297,536	a	3,799,535
Fairchild Semiconductor
International	277,838	a	3,506,316
Integrated Device Technology	311,093	a	2,802,948
International Rectifier	154,553	a	3,726,273
Intersil, Cl. A	279,272		2,851,367
RF Micro Devices	602,934	a	3,129,227
Semtech	146,034	a	4,417,528
Silicon Laboratories	83,720	a	3,270,103
Skyworks Solutions	421,467	a	10,123,637
SunEdison	507,564	a	5,116,245
			68,107,363
Software & Services--8.9%
ACI Worldwide	85,717	a	4,058,700
Acxiom	168,285	a	4,336,704
Advent Software	72,571		2,135,765
Alliance Data Systems	107,992	a	21,358,658
ANSYS	204,388	a	16,318,338
AOL	168,530	a	6,208,645
Broadridge Financial Solutions	269,557		7,800,980
Cadence Design Systems	620,236	a	9,043,041
CommVault Systems	93,490	a	7,893,361
Compuware	471,534		5,347,196
Concur Technologies	100,334	a	8,918,689
Convergys	234,537		4,439,785
CoreLogic	214,531	a	5,985,415
DST Systems	66,789		4,677,234
Equinix	108,213	a	19,408,002
FactSet Research Systems	88,856		9,701,298
Fair Isaac	76,711		3,832,482
Gartner	205,465	a	12,329,955
Global Payments	169,991		7,872,283
Informatica	239,952	a	9,158,968
Jack Henry & Associates	187,776		9,069,581
Lender Processing Services	186,478		6,094,101
ManTech International, Cl. A	51,654		1,525,859
Mentor Graphics	204,029		4,188,715
MICROS Systems	175,211	a	8,538,032
Monster Worldwide	272,431	a	1,558,305
NeuStar, Cl. A	146,588	a	8,220,655
PTC	258,255	a	6,993,545
Rackspace Hosting	242,161	a	10,967,472
Rovi	228,817	a	5,155,247

SolarWinds	132,581	a	4,705,300
Solera Holdings	153,162		8,716,449
Synopsys	336,985	a	12,481,924
TIBCO Software	340,081	a	8,481,620
ValueClick	153,797	a	3,758,799
VeriFone Systems	238,252	a	4,543,466
WEX	84,663	a	7,360,601
			283,185,170
Technology Hardware & Equipment--4.0%
3D Systems	200,684	a	9,478,305
ADTRAN	130,457		3,447,978
Arrow Electronics	229,854	a	10,492,835
Avnet	302,858	a	11,408,661
Ciena	222,949	a	4,918,255
Diebold	136,915		4,471,644
Ingram Micro, Cl. A	333,473	a	7,613,189
InterDigital	92,570		3,677,806
Itron	88,219	a	3,804,003
Lexmark International, Cl. A	142,096		5,327,179
National Instruments	208,393		5,874,599
NCR	358,806	a	12,917,016
Plantronics	94,034		4,371,641
Polycom	388,756	a	3,716,507
Riverbed Technology	353,690	a	5,531,712
Tech Data	82,252	a	4,222,818
Trimble Navigation	560,232	a	15,989,021
Vishay Intertechnology	287,158	a	4,132,204
Zebra Technologies, Cl. A	113,309	a	5,231,476
			126,626,849
Telecommunication Services--.5%
Telephone & Data Systems	220,078		5,834,268
tw telecom	333,636	a	9,935,680
			15,769,948
Transportation--2.1%
Alaska Air Group	153,303		9,377,544
Con-way	120,787		5,006,621
Genesee & Wyoming, Cl. A	107,168	a	9,608,683
J.B. Hunt Transport Services	199,753		14,967,492
JetBlue Airways	491,542	a	3,214,685
Kirby	124,341	a	10,501,841
Landstar System	102,424		5,537,041
Matson	91,892		2,602,381
UTi Worldwide	226,896		3,743,784
Werner Enterprises	98,933		2,380,328
			66,940,400
Utilities--5.1%
Alliant Energy	243,098		12,876,901
Aqua America	308,796		10,455,833
Atmos Energy	199,331		8,818,403
Black Hills	98,139		5,206,274
Cleco	132,182		6,412,149
Great Plains Energy	338,400		8,185,896
Hawaiian Electric Industries	214,901		5,729,261
IDACORP	111,094		5,862,430
MDU Resources Group	417,016		11,693,129
National Fuel Gas	183,950		11,925,478

NV Energy	517,324		12,224,366
OGE Energy	435,352		16,282,165
PNM Resources	176,765		4,150,442
Questar	385,344		9,194,308
UGI	245,745		10,318,833
Vectren	181,685		6,725,979
Westar Energy	279,070		9,373,961
WGL Holdings	113,041		5,196,495
			160,632,303
Total Common Stocks
(cost $2,075,777,385)			3,103,453,316
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 12/5/13	330,000	[c]	329,957
0.05%, 9/12/13	2,290,000	[c]	2,289,940
Total Short-Term Investments
(cost $2,619,821)			2,619,897

Other Investment--2.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $72,281,613)	72,281,613	[d]	72,281,613
Total Investments (cost $2,150,678,819)	100.3%		3,178,354,826
Liabilities, Less Cash and Receivables	(.3%)		(8,201,804)
Net Assets	100.0%		3,170,153,022

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Held by or on behalf of a counterparty for open financial futures contracts.
d	Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $1,027,676,007 of which $1,122,761,227 related to appreciated investment securities and $95,085,220 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.2
Real Estate	9.5
Software & Services	8.9
Materials	6.7
Health Care Equipment & Services	6.0
Banks	5.2
Energy	5.2
Retailing	5.2
Utilities	5.1
Insurance	4.7
Technology Hardware & Equipment	4.0
Consumer Durables & Apparel	3.8
Pharmaceuticals, Biotech & Life Sciences	3.5
Diversified Financials	3.1
Commercial & Professional Services	2.7
Consumer Services	2.6
Food, Beverage & Tobacco	2.6
Short-Term/Money Market Investments	2.4

Semiconductors & Semiconductor Equipment	2.1
Transportation	2.1
Media	1.3
Household & Personal Products	1.0
Food & Staples Retailing	.5
Telecommunication Services	.5
Automobiles & Components	.4
100.3

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2013	($)
Financial Futures Long
Standard & Poor's Midcap 400 E-mini	559	68,729,050	September 2013	3,343,825

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended July 31, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus MidCap Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	September 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)